Financial Results - Summary of Financial Income and Costs (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Results [Abstract]
Income from deposits and other financial instruments	$ 8,377,023	$ 5,733,428	$ 2,566,017
Interests charged to customers in energy accounts and billing	8,556,587
Other financial income	4,729,078	17,372,473	12,704,152
Total Financial Income	21,662,688	23,105,901	15,270,169
Financial Costs	(53,510,882)	(58,199,382)	(66,700,698)
Bank loans	(12,585)	(2,034,277)	(131,502)
Secured and unsecured obligations	(42,708,253)	(44,268,489)	(51,697,708)
Financial leasing	(811,172)	(780,953)	(1,039,013)
Valuation of financial derivatives	(1,067,820)	(824,922)	(1,725,211)
Financial provisions	(2,347,087)	(2,551,211)	(1,881,826)
Post-employment benefit obligations	(2,678,300)	(2,517,406)	(2,299,944)
Debt formalization expenses and other associated expenses	(836,174)
Capitalized borrowing costs	4,078,463	3,001,211	2,221,329
Other financial costs	(7,127,954)	(8,223,335)	(10,146,823)
Gains from indexed assets and liabilities	916,666	1,631,840	4,839,077
Foreign currency exchange differences	8,516,874	12,978,471	(51,277,332)
Total Financial Costs	(44,077,342)	(43,589,071)	(113,138,953)
Total Financial Results	$ (22,414,654)	$ (20,483,170)	$ (97,868,784)